Accumulated Balances Related To Each Component Of Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Balances Related To Each Component Of Other Comprehensive Income [Text Block]

23. Accumulated balances related to each component of other comprehensive income

	Net unrealized		Accumulated
	gain/(loss) on	Foreign currency	other
	available-for-sale	translation	comprehensive
	securities	adjustments	loss
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2009	(605)	(101,521)	(102,126)
Current year other comprehensive income	1,205	313	1,518
Balance as of December 31, 2009	600	(101,208)	(100,608)
Current year other comprehensive income/(loss)	21,335	(10,258)	11,077
Balance as of December 31, 2010	21,935	(111,466)	(89,531)
Current year other comprehensive loss	(26,545)	(10,214)	(36,759)
Balance as of December 31, 2011	(4,610)	(121,680)	(126,290)
Balance as of December 31, 2011 (US$’000)	(732)	(19,333)	(20,065)

The net unrealized holding gain/(loss) on available-for-sale securities arising during the year and the amount of gains and losses reclassified out of accumulated other comprehensive income into earnings and recognized in other comprehensive income for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net unrealized (loss)/gain in available-for-sale securities arising during the year	(1,808)	21,335	(27,879)	(4,430)
Less: reclassification adjustment for realized gain included in net income on disposal of available-for-sale securities	1,611	-	-	-

Less: reclassification adjustment for realized loss included in net income on providing impairment on available-for-sale securities	(4,624)	-	(1,334)	(212)

Net unrealized gain/(loss) in available-for-sale securities recognized in other comprehensive income	1,205	21,335	(26,545)	(4,218)